ACCOUNTING POLICIES (Details 1) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017
DisclosureOfChangesInAccountingPoliciesLineItems [Line Items]
Turnover	$ 1,953.7	$ 1,924.2	[1]	$ 1,802.5	[1]
Cost of sales	(699.4)	(698.5)	[1]	(680.3)	[1]
Gross profit	1,254.3	1,225.7	[1]	1,122.2	[1]
Lease expenses (Selling expenses in 2018 and 2017)	(131.2)	(428.6)		(402.4)
Personnel expenses	(445.3)	(411.1)	[1]	(371.3)	[1]
Other expenses (General expenses in 2018 and 2017)	(166.9)	(158.9)		(179.7)
Share of result of associates	(2.5)	0.0		0.0
Depreciation, amortization and impairment	(363.5)	(128.9)	[1]	(108.7)	[1]
Other operational result (moved to Other expenses)		0.0		0.0
Operating profit	147.4	98.2	[1]	60.1	[1]
Finance income (Interest income in 2018 and 2017)	4.7	2.6	[1]	1.6	[1]
Finance expenses (Interest expenses in 2018 and 2017)	(91.6)	(31.0)	[1]	(30.2)	[1]
Foreign exchange gain/(loss)	0.3	(0.9)	[1]	0.5	[1]
Profit/(loss) before tax	60.8	68.8	[1]	32.3	[1]
Income tax benefit/(expense)	(14.5)	(3.0)	[1]	(42.9)	[1]
Net profit/(loss)	46.3	65.8	[1]	(10.6)	[1]
Net profit/(loss) attributable to non-controlling interests	33.6	36.3	[1]	29.8	[1]
Net profit/(loss) attributable to equity holders of the parent	$ 12.7	29.5	[1]	(40.4)	[1]
As Previously Published
DisclosureOfChangesInAccountingPoliciesLineItems [Line Items]
Turnover		1,924.2		1,802.5
Cost of sales		(698.5)		(680.3)
Gross profit		1,225.7		1,122.2
Lease expenses (Selling expenses in 2018 and 2017)		(445.3)		(421.2)
Personnel expenses		(411.1)		(371.3)
Other expenses (General expenses in 2018 and 2017)		(131.4)		(156.9)
Share of result of associates		0.1		(0.3)
Depreciation, amortization and impairment		(128.9)		(108.7)
Other operational result (moved to Other expenses)		(10.9)		(3.7)
Operating profit		98.2		60.1
Finance income (Interest income in 2018 and 2017)		2.5		1.9
Finance expenses (Interest expenses in 2018 and 2017)		(31.0)		(30.2)
Foreign exchange gain/(loss)		(0.9)		0.5
Profit/(loss) before tax		68.8		32.3
Income tax benefit/(expense)		(3.0)		(42.9)
Net profit/(loss)		65.8		(10.6)
Net profit/(loss) attributable to non-controlling interests		36.3		29.8
Net profit/(loss) attributable to equity holders of the parent		29.5		(40.4)
Reclassification
DisclosureOfChangesInAccountingPoliciesLineItems [Line Items]
Turnover		0.0		0.0
Cost of sales		0.0		0.0
Gross profit		0.0		0.0
Lease expenses (Selling expenses in 2018 and 2017)		16.7		18.8
Personnel expenses		0.0		0.0
Other expenses (General expenses in 2018 and 2017)		(27.5)		(22.8)
Share of result of associates		(0.1)		0.3
Depreciation, amortization and impairment		0.0		0.0
Other operational result (moved to Other expenses)		10.9		3.7
Operating profit		0.0		0.0
Finance income (Interest income in 2018 and 2017)		0.0		0.0
Finance expenses (Interest expenses in 2018 and 2017)		0.0		0.0
Foreign exchange gain/(loss)		0.0		0.0
Profit/(loss) before tax		0.0		0.0
Income tax benefit/(expense)		0.0		0.0
Net profit/(loss)		0.0		0.0
Net profit/(loss) attributable to non-controlling interests		0.0		0.0
Net profit/(loss) attributable to equity holders of the parent		$ 0.0		$ 0.0

[1]	In conjunction with the implementation of IFRS 16, Hudson adopted a new structure for the consolidated statements of comprehensive income. The comparative figures were reclassified accordingly (see note 2.4)